As filed with the Securities and Exchange Commission on June 28, 2017

Registration Nos.: 2-86966

811-3870

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 60	☒

Morgan Stanley

U.S. Government Securities Trust

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 548-7786

Mary E. Mullin, Esq.
522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Perkins Coie LLP	Dechert LLP
30 Rockefeller Plaza	1095 Avenue of the Americas
New York, New York 10112	New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 28, 2017 pursuant to paragraph (b)
☐	160 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 48 to its Registration Statement until July 28, 2017.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 48 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940, filed on January 25, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of June, 2017.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 58 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer

By:	/s/ John H. Gernon	President and Principal Executive Officer	June 28, 2017
John H. Gernon

(2) Principal Financial Officer

By:	/s/ Francis J. Smith	Principal Financial Officer	June 28, 2017
Francis J. Smith

(3) Majority of the Trustees

Independent Trustees

Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia Maleski
Jakki L. Haussler	Michael E. Nugent (Chairman)
Dr. Manuel H. Johnson	W. Allen Reed
Fergus Reid

By:	/s/ Carl Frischling		June 28, 2017
Carl Frischling
Attorney-in-Fact for the Independent Trustees